Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member]	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,446,094	$ 201,867	¥ 21,921,333
Prepaid expenses and other current assets, net	748,596	104,500	293,993
Due from subsidiaries	50,399,981	7,035,568	14,593,117
Total Current Assets	52,594,671	7,341,935	36,808,443
Non-current assets:
Investment in subsidiaries			27,545,711
Total Non-Current Assets			27,545,711
Total Assets	52,594,671	7,341,935	64,354,154
LIABILITIES AND SHAREHOLDERS’ EQUITY
Convertible notes	1,709,343	238,615
Derivative liabilities	14,327	2,000
Warrant liabilities	1,892,623	264,200
Accrued expenses and other liabilities	838,156	117,003	363,360
Total Current Liabilities	4,454,449	621,818	363,360
Non-current liabilities:
Investment in deficits of subsidiaries	23,446,440	3,272,997
Total Non-current Liabilities	23,446,440	3,272,997
Total Liabilities	27,900,889	3,894,814	363,360
Shareholders’ Equity
Additional paid-in capital	219,416,239	30,629,325	196,038,784
Accumulated deficit	(193,860,843)	(27,061,992)	(131,841,244)
Accumulated other comprehensive loss	(884,741)	(123,505)	(228,872)
Total Shareholders’ Equity	24,693,782	3,447,121	63,990,794
Total Liabilities and Shareholders’ Equity	52,594,671	7,341,935	64,354,154
Class A Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares, value	10,923	1,611	9,922
Class B Ordinary Shares [Member]
Shareholders’ Equity
Ordinary shares, value	¥ 12,204	$ 1,682	¥ 12,204